DERIVATIVES - Derivatives by Category (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives: designated for hedge accounting | Cash flow hedges:
Derivatives, Fair Value [Line Items]
Notional Amount	$ 2,386	$ 1,876
Derivative Assets	99	7
Derivative Liabilities	379	437
Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	70,032	79,394
Derivative Assets	7,926	12,303
Derivative Liabilities	8,046	11,261
Currency swaps | Derivatives: designated for hedge accounting | Cash flow hedges:
Derivatives, Fair Value [Line Items]
Notional Amount	1,431	921
Derivative Assets	99	7
Derivative Liabilities	85	42
Currency swaps | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	397	541
Derivative Assets	4	1
Derivative Liabilities	13	0
Interest swaps | Derivatives: designated for hedge accounting | Cash flow hedges:
Derivatives, Fair Value [Line Items]
Notional Amount	955	955
Derivative Assets	0	0
Derivative Liabilities	294	395
Interest swaps | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	1,498	1,876
Derivative Assets	0	0
Derivative Liabilities	166	45
Futures | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	4,320	2,213
Derivative Assets	0	0
Derivative Liabilities	0	0
Swaps | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	11,159	13,310
Derivative Assets	38	5
Derivative Liabilities	0	0
Options | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	39,863	48,380
Derivative Assets	7,549	12,015
Derivative Liabilities	3,396	5,059
Futures | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	12,693	12,455
Derivative Assets	0	0
Derivative Liabilities	0	0
Credit default swaps | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	102	619
Derivative Assets	0	2
Derivative Liabilities	2	3
Margin | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	193	102
Derivative Liabilities	0	0
Collateral | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	142	178
Derivative Liabilities	4,469	6,154
SCS, SIO, MSO and IUL indexed features
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	4,077	6,641
Total embedded derivatives
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	4,077	6,641
Total derivatives
Derivatives, Fair Value [Line Items]
Notional Amount	72,418	81,270
Derivative Assets	8,025	12,310
Derivative Liabilities	12,502	18,339
Swaptions | Derivatives: not designated for hedge accounting
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	$ 0	$ 0